UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22439

Grand Prix Investors Trust

 (Exact name of registrant as specified in charter)

566 West Lancaster Blvd. Suite #1

Lancaster , CA 93534

 (Address of principal executive offices)

(Zip code)

John C. Foti

566 West Lancaster Blvd. Suite #1

Lancaster , CA 93534

(Name and address of agent for service)

Registrant's telephone number, including area code: (661) 579-6647

Date of fiscal year end: July 31st

Date of reporting period: April 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Grand Prix Investors Fund
	Schedule of Investments
	April 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS - 83.85%

Air Transportation, Scheduled - 2.74%
1,585	Southwest Airlines Co.	$ 64,288

Aircraft - 2.60%
425	The Boeing Co.	60,919

Apparel & Other Finished Products of Fabric - 6.92%
2,095	Under Armour, Inc. *	162,467

Apparel Manufacturers - 1.58%
300	Hugo Boss AG (Germany)	37,104

Auto Cars/Light Trucks - 1.77%
2,000	Nissan Motor Co., Ltd.	41,500

Automotive - 3.05%
1,410	Volkswagen AG ADR	71,656

Bottled & Canned Soft Drinks Carbonated - 1.75%
300	Monster Beverage Corp. *	41,133

Computer Peripheral Equipment, NEC - 6.17%
980	Palo Alto Networks, Inc. *	144,766

Crude Petroleum & Natural Gas - 0.92%
400	Total S.A. ADR	21,640

Electronic & Other Electrical Equipment - 0.29%
250	General Electric Co.	6,770

Electronic Computers - 6.56%
1,230	Apple, Inc.	153,934

Food & Kindred Products - 2.71%
1,450	Unilever Plc ADR	63,539

Insurance Agents Brokers & Services - 1.25%
1,700	Allianz SE ADR	29,240

Leather & Leather Products - 1.79%
1,800	Tumi Holdings, Inc. *	42,102

Motor Vehicles Parts & Accessories - 4.64%
1,080	Honeywell International, Inc.	108,994

Motor Vehicles & Passenger Car Bodies - 4.06%
2,000	Fiat Chrysler Automobiles N.V. *	29,500
1,600	Tata Motors, Ltd.	65,904
		95,404
National Commercial Banks - 2.14%
2,500	UBS AG *	50,175

Oil & Gas Refining & Marketing - 4.12%
1,600	Sinopec Shangai Petrochemical Co., Ltd.	96,688

Paints, Varnishes, Lacquers, Enamels & Allied Products - 5.52%
585	PPG Industries, Inc.	129,613

Personal Products - 0.73%
215	The Procter & Gamble Co.	17,095

Semiconductor-Specialized - 5.92%
500	Intel Corp.	16,275
1,330	Skyworks Solutions, Inc.	122,692
		138,967
Services-Business Services, NEC - 11.35%
85	Priceline.com, Inc. *	105,214
2,440	Visa, Inc.	161,162
		266,376
Services-Prepackaged Software - 1.92%
925	Microsoft Corp.	44,992

Services-Computer Programming, Data Processing, Etc. - 2.79%
45	Google, Inc. Class-A *	24,695
1,050	Twitter, Inc. *	40,908
		65,603
Telephone & Telegraph Apparatus - 0.56%
1,300	Blackberry, Ltd. *	13,208

TOTAL FOR COMMON STOCKS (Cost $1,701,497) - 83.85%		1,968,173

EXCHANGE TRADED FUNDS - 4.74%
1,000	Deutshe X-Trackers Harvest CSI 300 CHN A	48,760
500	Market Vectors Biotech ETF	62,495

TOTAL EXCHANGE TRADE FUNDS (Cost $97,994) - 4.74%		111,255

LIMITED PARTNERSHIP - 5.91%
3,385	Blackstone Group L.P.	138,650

TOTAL LIMITED PARTNERSHIP (Cost $108,652) - 5.91%		138,650

SHORT TERM INVESTMENTS - 9.33%
219,028	Fidelity Institutional Money Market Portfolio 0.12% **	219,028

TOTAL SHORT TERM INVESTMENTS (Cost $219028) - 9.33%		219,028

TOTAL INVESTMENTS (Cost $2,127,171) - 103.83%		2,437,106

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.83%)		(89,904)

NET ASSETS - 100.00%		$ 2,347,202

ADR - American Depository Receipt
* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the yield at April 30, 2015.

NOTES TO FINANCIAL STATEMENTS
Grand Prix Investors Fund
1. SECURITY TRANSACTIONS

At April 30, 2015, the net unrealized appreciation on investments, based on total cost for federal income tax purposes of $2,127,171, amounted to $309,934, which consisted of aggregate gross unrealized appreciation of $340,986 and aggregate gross unrealized depreciation of $31,052.

2. SECURITY VALUATIONS

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on a first in first out basis.  Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Peak Wealth Opportunities, LLC (the "Adviser") believes such prices accurately reflect the fair value of such securities.  Securities that are traded on stock exchanges or on the NASDAQ in the over-the-counter market are generally valued by a pricing service at the last quoted sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last bid price. Securities which are quoted on NASDAQ are valued at the NASDAQ official closing price. Fund securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.  Foreign securities are valued on the basis of quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.  Debt securities with maturities of sixty (60) days or less may be valued at amortized cost.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,968,173	$0	$0	$1,968,173
Exchange Traded Funds	$111,255	$0	$0	$111,255
Limited Partnerships	$138,650	$0	$0	$138,650
Cash Equivalents	$219,028	$0	$0	$219,028
Total	$2,437,106	$0	$0	$2,437,106

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Grand Prix Investors Trust

By /s/John C. Foti

     John C. Foti

     President and Treasurer

Date June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John C. Foti

     John C. Foti

     President and Treasurer

Date June 29, 2015